Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

May 31, 2019

IBF-QTLY-0719
1.804838.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.4%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.8% 2/17/21	$7,750	$7,767
3% 6/30/22	2,110	2,126
3.4% 5/15/25	4,920	4,972
3.6% 2/17/23	5,410	5,549
SBA Tower Trust 3.156% 10/8/20 (a)	4,730	4,759
Verizon Communications, Inc.:
2.946% 3/15/22	2,884	2,922
3.125% 3/16/22	5,300	5,391
		33,486
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22 (a)	2,241	2,276
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	6,000	6,220
4.908% 7/23/25	4,820	5,100
Comcast Corp.:
3.7% 4/15/24	5,370	5,606
3.95% 10/15/25	3,064	3,245
		20,171

TOTAL COMMUNICATION SERVICES		55,933

CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.4%
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,880	5,835
2.85% 1/6/22 (a)	3,657	3,657
General Motors Financial Co., Inc.:
2.65% 4/13/20	4,423	4,419
3.25% 1/5/23	5,500	5,444
4.15% 6/19/23	6,023	6,085
4.35% 4/9/25	6,000	6,054
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (a)	6,500	6,496
		37,990
Household Durables - 0.4%
Lennar Corp. 2.95% 11/29/20	6,000	5,955
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,472
		10,427
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	7,200	7,411
Specialty Retail - 0.1%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,380

TOTAL CONSUMER DISCRETIONARY		59,208

CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	6,446	6,560
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,876	5,151
		11,711
Food Products - 0.7%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,071
Conagra Brands, Inc. 4.3% 5/1/24	6,700	7,039
General Mills, Inc.:
3.2% 4/16/21	1,071	1,083
3.7% 10/17/23	5,017	5,188
		17,381
Tobacco - 0.9%
Altria Group, Inc.:
3.8% 2/14/24	2,534	2,604
4.8% 2/14/29	6,750	7,050
BAT International Finance PLC 3.5% 6/15/22 (a)	4,810	4,894
Imperial Tobacco Finance PLC:
3.5% 2/11/23 (a)	2,700	2,729
3.75% 7/21/22 (a)	4,789	4,865
Reynolds American, Inc.:
3.25% 6/12/20	638	641
4% 6/12/22	2,191	2,254
		25,037

TOTAL CONSUMER STAPLES		54,129

ENERGY - 4.7%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,219
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp. 4.85% 3/15/21	5,787	5,978
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,177
3.9% 2/1/25	3,400	3,526
Cenovus Energy, Inc. 3.8% 9/15/23	10,231	10,419
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,164
DCP Midstream Operating LP 3.875% 3/15/23	3,530	3,486
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,413
Energy Transfer Partners LP:
3.6% 2/1/23	3,281	3,317
4.2% 9/15/23	1,661	1,717
4.5% 4/15/24	650	680
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,495
EQT Corp. 2.5% 10/1/20	2,725	2,711
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	3,022	3,078
3.95% 9/1/22	775	800
MPLX LP:
3.375% 3/15/23	5,069	5,124
4% 2/15/25	500	516
4.5% 7/15/23	990	1,039
Petrobras Global Finance BV 5.299% 1/27/25	7,000	7,267
Petroleos Mexicanos:
3.5% 1/30/23	6,905	6,640
5.35% 2/12/28	3,350	3,121
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,100	3,094
3.65% 6/1/22	5,156	5,237
3.85% 10/15/23	2,649	2,714
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,154
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,023
4.55% 6/24/24	4,547	4,794
Western Gas Partners LP 5.375% 6/1/21	7,300	7,523
Williams Partners LP:
3.6% 3/15/22	9,470	9,632
4.3% 3/4/24	4,990	5,239
		122,078

TOTAL ENERGY		127,297

FINANCIALS - 21.0%
Banks - 11.2%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,753
3.004% 12/20/23 (b)	6,528	6,568
3.864% 7/23/24 (b)	5,000	5,184
3.974% 2/7/30 (b)	6,800	7,011
4.2% 8/26/24	8,640	9,049
4.25% 10/22/26	3,412	3,555
4.45% 3/3/26	3,485	3,674
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,460
4.5% 12/16/25	6,400	6,812
Barclays PLC:
2.875% 6/8/20	4,810	4,806
3.2% 8/10/21	4,798	4,792
3.25% 1/12/21	3,509	3,515
3.932% 5/7/25 (b)	4,030	4,007
Canadian Imperial Bank of Commerce 2.55% 6/16/22	4,637	4,640
CIT Group, Inc. 4.75% 2/16/24	5,000	5,141
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,306
2.7% 10/27/22	11,000	10,971
2.75% 4/25/22	4,500	4,503
2.9% 12/8/21	4,703	4,720
4.6% 3/9/26	3,280	3,463
Citizens Bank NA:
2.55% 5/13/21	4,261	4,248
2.65% 5/26/22	3,090	3,090
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,304
Commonwealth Bank of Australia 2.55% 3/15/21	3,120	3,125
Compass Bank 3.5% 6/11/21	2,603	2,638
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	3,011
First Horizon National Corp. 3.5% 12/15/20	7,958	8,049
HSBC Holdings PLC:
3.262% 3/13/23 (b)	4,790	4,828
3.803% 3/11/25 (b)	6,700	6,837
4% 3/30/22	3,778	3,915
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,765
3.15% 3/14/21	4,700	4,743
7% 12/15/20	1,204	1,281
ING Groep NV 3.15% 3/29/22	4,500	4,557
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	7,600	7,424
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,875
JPMorgan Chase & Co.:
3.514% 6/18/22 (b)	9,500	9,653
3.797% 7/23/24 (b)	4,840	5,002
3.875% 9/10/24	5,168	5,372
4.125% 12/15/26	5,070	5,322
4.5% 1/24/22	4,210	4,410
KeyCorp. 5.1% 3/24/21	4,303	4,491
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,794
2.95% 3/1/21	4,196	4,223
3.455% 3/2/23	6,000	6,150
Regions Financial Corp.:
2.75% 8/14/22	5,593	5,603
3.2% 2/8/21	4,701	4,736
3.8% 8/14/23	2,053	2,132
Royal Bank of Scotland Group PLC:
4.519% 6/25/24 (b)	6,878	7,053
5.125% 5/28/24	5,130	5,278
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000	5,040
4.45% 12/3/21	5,000	5,168
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	4,071
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,695
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,441
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	8,205
2.125% 4/7/21	4,740	4,715
Wells Fargo & Co.:
3.75% 1/24/24	5,350	5,556
4.3% 7/22/27	4,780	5,019
Westpac Banking Corp. 2.8% 1/11/22	4,802	4,836
		304,585
Capital Markets - 2.5%
Credit Suisse Group AG 4.207% 6/12/24 (a)(b)	10,000	10,347
Deutsche Bank AG New York Branch 3.15% 1/22/21	3,413	3,372
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,196	6,189
3% 4/26/22	4,000	4,013
3.2% 2/23/23	13,500	13,653
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,106
Moody's Corp. 2.75% 12/15/21	1,959	1,968
Morgan Stanley:
2.5% 4/21/21	5,000	4,984
3.125% 1/23/23	5,609	5,659
3.737% 4/24/24 (b)	5,698	5,872
3.875% 1/27/26	4,600	4,780
4.875% 11/1/22	3,010	3,203
5.75% 1/25/21	4,378	4,589
		69,735
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,784
3.5% 5/26/22	1,109	1,115
4.125% 7/3/23	2,092	2,156
4.45% 12/16/21	1,512	1,559
Ally Financial, Inc. 4.25% 4/15/21	7,800	7,852
Capital One Financial Corp.:
3.2% 1/30/23	6,000	6,071
3.9% 1/29/24	4,480	4,651
Discover Financial Services:
3.85% 11/21/22	196	202
4.5% 1/30/26	2,428	2,538
5.2% 4/27/22	5,287	5,627
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,316
3.336% 3/18/21	7,800	7,766
3.339% 3/28/22	2,657	2,638
4.14% 2/15/23	5,500	5,486
4.25% 9/20/22	4,080	4,132
Hyundai Capital America 3% 10/30/20 (a)	6,329	6,342
Synchrony Financial:
3% 8/15/19	658	658
3.75% 8/15/21	4,450	4,523
4.375% 3/19/24	6,708	6,896
		79,312
Diversified Financial Services - 1.5%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	787	788
3.95% 7/1/24 (a)	1,046	1,039
AXA Equitable Holdings, Inc. 4.35% 4/20/28	5,800	5,965
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,976
3.875% 8/15/22	9,128	9,332
4.125% 6/15/26	1,347	1,380
Cigna Corp. 4.375% 10/15/28 (a)	8,024	8,423
GE Capital International Funding Co. 2.342% 11/15/20	5,430	5,376
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,706
		39,985
Insurance - 2.9%
AIA Group Ltd. 3.9% 4/6/28 (a)	8,500	8,948
American International Group, Inc.:
4.2% 4/1/28	7,000	7,261
4.875% 6/1/22	6,517	6,916
Aon PLC 3.875% 12/15/25	6,215	6,487
Hartford Financial Services Group, Inc. 5.125% 4/15/22	1,889	2,016
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,628
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	2,420	2,533
4.8% 7/15/21	4,925	5,124
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	7,790	7,822
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,494
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	2,742
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	5,009
Unum Group:
4% 3/15/24	3,330	3,445
5.625% 9/15/20	5,021	5,214
Willis Group North America, Inc. 4.5% 9/15/28	5,500	5,808
		79,447

TOTAL FINANCIALS		573,064

HEALTH CARE - 3.4%
Biotechnology - 0.1%
Celgene Corp. 2.875% 8/15/20	3,000	3,015
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	4,648	4,694
Becton, Dickinson & Co. 2.894% 6/6/22	1,094	1,099
		5,793
Health Care Providers & Services - 1.7%
Aetna, Inc. 2.75% 11/15/22	597	597
Anthem, Inc. 3.35% 12/1/24	4,000	4,077
Cigna Corp. 3.75% 7/15/23 (a)	2,423	2,486
CVS Health Corp.:
2.8% 7/20/20	2,854	2,858
3.7% 3/9/23	2,000	2,044
4.1% 3/25/25	5,945	6,154
4.125% 5/15/21	4,367	4,471
4.3% 3/25/28	5,860	6,039
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	501	511
4.272% 8/28/23 (a)	641	673
Express Scripts Holding Co.:
2.6% 11/30/20	1,311	1,308
4.75% 11/15/21	2,329	2,442
UnitedHealth Group, Inc.:
2.125% 3/15/21	4,680	4,659
2.75% 2/15/23	684	687
3.35% 7/15/22	1,155	1,184
3.875% 10/15/20	5,296	5,378
		45,568
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,483
4.15% 2/1/24	918	973
		4,456
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (a)	6,730	6,818
3.2% 6/15/26 (a)	6,805	6,978
3.4% 7/26/29 (a)	5,400	5,550
Mylan NV 4.55% 4/15/28	2,226	2,132
Perrigo Co. PLC 3.5% 3/15/21	2,617	2,604
Perrigo Finance PLC 3.5% 12/15/21	351	347
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,965
Zoetis, Inc. 3.25% 2/1/23	1,553	1,577
		33,971

TOTAL HEALTH CARE		92,803

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,270
3.8% 10/7/24 (a)	2,162	2,232
		8,502
Airlines - 0.3%
Delta Air Lines, Inc. 3.8% 4/19/23	2,800	2,860
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	5,146	5,202
		8,062
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21	2,288	2,275
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	3,340	3,304
Roper Technologies, Inc. 3% 12/15/20	3,140	3,158
		6,462
Machinery - 0.3%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	923
Westinghouse Air Brake Co. 4.4% 3/15/24	7,000	7,257
		8,180
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.625% 7/1/22	3,000	2,971
3.375% 6/1/21	4,710	4,755
4.25% 2/1/24	2,956	3,071
4.75% 3/1/20	2,913	2,953
International Lease Finance Corp. 5.875% 8/15/22	6,480	7,008
		20,758

TOTAL INDUSTRIALS		54,239

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.8%
Amphenol Corp.:
3.125% 9/15/21	4,522	4,579
3.2% 4/1/24	1,056	1,075
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,430	9,664
5.45% 6/15/23 (a)	6,263	6,658
		21,976
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	5,500	5,757

TOTAL INFORMATION TECHNOLOGY		27,733

MATERIALS - 1.0%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,392	3,474
LYB International Finance II BV 3.5% 3/2/27	3,160	3,071
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,192
The Mosaic Co.:
3.25% 11/15/22	1,917	1,938
4.25% 11/15/23	5,095	5,330
		18,005
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	8,604

TOTAL MATERIALS		26,609

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	723	723
Boston Properties, Inc.:
3.2% 1/15/25	3,000	3,033
3.85% 2/1/23	3,900	4,045
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,270
5% 7/1/25	1,529	1,618
DDR Corp.:
3.625% 2/1/25	1,358	1,354
4.25% 2/1/26	2,246	2,300
4.625% 7/15/22	2,122	2,201
Duke Realty LP 3.625% 4/15/23	1,976	2,032
Equity One, Inc. 3.75% 11/15/22	8,200	8,466
HCP, Inc. 4.25% 11/15/23	5,100	5,365
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,747	4,757
Hudson Pacific Properties LP 4.65% 4/1/29	706	744
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,084
3.4% 11/1/22	2,493	2,540
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,214
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,151
4.5% 1/15/25	1,111	1,149
4.5% 4/1/27	3,298	3,395
4.95% 4/1/24	1,104	1,160
5.25% 1/15/26	3,160	3,372
Regency Centers LP 3.75% 6/15/24	2,349	2,426
Ventas Realty LP:
3.125% 6/15/23	885	898
3.5% 4/15/24	2,379	2,444
4% 3/1/28	1,168	1,205
		66,946
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP 3.95% 2/15/23	4,400	4,549
Digital Realty Trust LP 3.95% 7/1/22	4,592	4,761
Liberty Property LP 4.75% 10/1/20	7,111	7,274
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,208
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,748
Tanger Properties LP 3.75% 12/1/24	3,076	3,072
Washington Prime Group LP 3.85% 4/1/20	4,940	4,909
		28,521

TOTAL REAL ESTATE		95,467

UTILITIES - 3.6%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,718
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	5,972
Commonwealth Edison Co. 4% 8/1/20	4,400	4,468
Duke Energy Corp. 1.8% 9/1/21	1,793	1,764
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	385
Edison International 2.95% 3/15/23	1,206	1,141
Eversource Energy:
2.5% 3/15/21	2,923	2,919
2.8% 5/1/23	4,679	4,700
FirstEnergy Corp. 4.25% 3/15/23	4,000	4,193
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,252
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,729
LG&E and KU Energy LLC 3.75% 11/15/20	19	19
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,437
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,078
Southern Co. 2.35% 7/1/21	7,954	7,906
Tampa Electric Co. 5.4% 5/15/21	1,635	1,718
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,741
Wisconsin Electric Power Co. 2.95% 9/15/21	768	774
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,727
		57,641
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,363
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	806	803
Multi-Utilities - 1.4%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	6,000	6,066
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,710
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(c)	4,542	4,179
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (b)(c)	4,221	3,968
2% 8/15/21	1,807	1,776
NiSource Finance Corp. 2.65% 11/17/22	5,299	5,267
NiSource, Inc. 3.65% 6/15/23	6,894	7,110
Sempra Energy 2.875% 10/1/22	1,677	1,675
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (b)(c)	3,383	2,826
		37,577

TOTAL UTILITIES		97,384

TOTAL NONCONVERTIBLE BONDS
(Cost $1,237,296)		1,263,866

U.S. Treasury Obligations - 33.8%
U.S. Treasury Notes:
1.375% 3/31/20	$249,074	$247,206
2.125% 5/15/25	139,721	140,747
2.25% 2/15/27 (d)	295,996	300,037
2.375% 8/15/24	119,272	121,732
3.125% 11/15/28	100,865	109,411
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $899,123)		919,133

U.S. Government Agency - Mortgage Securities - 2.1%
Fannie Mae - 1.9%
2.5% 1/1/33	5,476	5,510
3% 3/1/30 to 12/1/32 (e)	40,318	40,967
5.5% 11/1/34 to 6/1/36	2,640	2,916
6.5% 7/1/32 to 8/1/36	1,590	1,807
7% 8/1/25 to 2/1/32	7	8
7.5% 11/1/22 to 8/1/29	57	62

TOTAL FANNIE MAE		51,270

Freddie Mac - 0.2%
5.5% 3/1/34 to 7/1/35	4,450	4,919
7.5% 7/1/27 to 1/1/33	13	14

TOTAL FREDDIE MAC		4,933

Ginnie Mae - 0.0%
7% 1/15/28 to 11/15/32	1,212	1,384
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $56,886)		57,587

Asset-Backed Securities - 1.8%
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.5548% 2/25/35 (b)(c)	$1,008	$1,008
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/39 (a)	3,231	3,274
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	4,721	4,735
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	2,053	2,049
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	5,293	5,482
Ford Credit Auto Owner Trust Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,120
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (a)(b)(c)	194	191
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (a)(b)(c)	70	69
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (a)(b)(c)	116	111
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (a)(b)(c)	44	42
GM Financial Automobile Leasing Trust Series 2019-2 Class A3, 2.67% 3/21/22	1,933	1,946
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,566	1,617
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 7.6798% 8/25/34 (b)(c)	186	177
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (b)(c)	386	385
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (b)(c)	665	669
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (b)(c)	145	138
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,857	2,929
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,998	3,102
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	6,230	6,382
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (a)(b)(c)(f)	1,745	1,299
Verizon Owner Trust Series 2018-A Class B, 3.38% 4/20/23	6,700	6,875
TOTAL ASSET-BACKED SECURITIES
(Cost $45,682)		48,600

Collateralized Mortgage Obligations - 2.9%
Private Sponsor - 0.2%
Lanark Master Issuer PLC Series 2019-2A Class 1A, 0.67% 12/22/69 (a)(g)	6,036	6,036
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (b)(c)	55	54
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	6	5

TOTAL PRIVATE SPONSOR		6,095

U.S. Government Agency - 2.7%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	9,168	9,173
sequential payer Series 2019-14 Class DA, 4% 3/25/48	4,225	4,411
Series 2013-16 Class GP, 3% 3/25/33	7,249	7,332
Series 2015-28 Class JE, 3% 5/25/45	6,269	6,363
Series 2016-19 Class AH, 3% 4/25/46	3,972	4,054
Freddie Mac:
sequential payer:
Series 4872 Class AB, 4% 8/15/47	10,362	10,859
Series 4873 Class CA, 4% 7/15/47	10,982	11,503
Series 3949 Class MK, 4.5% 10/15/34	749	791
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	12,341	12,616
Series 2019-2 Class MA, 3.5% 8/25/58	6,368	6,560

TOTAL U.S. GOVERNMENT AGENCY		73,662

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,747)		79,757

Commercial Mortgage Securities - 9.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (b)(h)	10	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,964	3,992
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,487
BX Trust floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.3396% 11/15/35 (a)(b)(c)	4,281	4,277
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	1,568	1,578
Citigroup Commercial Mortgage Trust sequential payer Series 2014-GC23 Class A3, 3.356% 7/10/47	5,109	5,267
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,511	1,520
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,947	5,022
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,559
Series 2013-CR13 Class AM, 4.449% 11/10/46	4,399	4,709
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,628
Series 2013-LC6 Class ASB, 2.478% 1/10/46	5,713	5,718
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,969
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,666	3,794
Freddie Mac:
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	8,333	8,662
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	6,030
Series K057 Class A2, 2.57% 7/25/26	5,509	5,526
Series K058 Class A2, 2.653% 8/25/26	8,556	8,620
Series K061 Class A2, 3.347% 11/25/26	6,618	6,964
Series K065 Class A2, 3.243% 4/25/27	6,566	6,868
Series K064 Class A2, 3.224% 3/25/27	8,360	8,729
Series K068 Class A2, 3.244% 8/25/27	6,357	6,652
Series K079 Class A1, 3.729% 2/25/28	1,742	1,856
Series K734 Class A2, 3.208% 2/25/51	5,541	5,777
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	6,240	6,221
Class CFX, 3.3822% 12/15/34 (a)(b)	2,801	2,790
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	10,083
Class A3, 3.482% 1/10/45	3,142	3,205
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,245	8,652
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,146	4,186
Series 2013-GC13 Class A/S, 4.0824% 7/10/46 (a)(b)	13,365	14,147
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	14,426
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	2,487	2,621
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	9,165
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,478	2,532
Series 2018-AON Class D, 4.6132% 7/5/31 (a)	5,354	5,650
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,348
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.157% 8/15/46 (b)	1,650	1,756
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,658
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,305	4,395
Morgan Stanley Capital I Trust sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,729
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	2,480	2,464
SBA Tower Trust 3.168% 4/9/47 (a)	6,190	6,241
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0654% 12/15/50 (b)(h)	93,875	6,352
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,529
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,942	2,976
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	6,131
Series 2013-C11 Class ASB, 2.63% 3/15/45	6,563	6,592
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,504
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $251,317)		255,557

Municipal Securities - 0.2%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,542
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,847
TOTAL MUNICIPAL SECURITIES
(Cost $5,326)		5,389

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,896
Province of Quebec 2.375% 1/31/22	6,291	6,336
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,093)		17,232

Bank Notes - 1.2%
Capital One NA 2.95% 7/23/21	3,430	3,454
Compass Bank 2.875% 6/29/22	6,904	6,911
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,535
3.1% 6/4/20	3,441	3,452
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,632
SunTrust Bank 2.75% 5/1/23	4,300	4,306
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,669
TOTAL BANK NOTES
(Cost $31,659)		31,959
	Shares	Value (000s)

Fixed-Income Funds - 1.2%
Fidelity Specialized High Income Central Fund (i)
(Cost $33,397)	322,811	32,042

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.41% (j)
(Cost $20,075)	20,070,868	20,075
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,677,601)		2,731,197
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,267)
NET ASSETS - 100%		$2,723,930

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9	Sept. 2019	$1,141	$(9)	$(9)

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,127,000 or 11.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Level 3 security

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$386
Fidelity Specialized High Income Central Fund	1,434
Total	$1,820

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$30,768	$1,434	$--	$--	$(160)	$32,042	3.8%
Total	$30,768	$1,434	$--	$--	$(160)	$32,042

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.